Share Capital and Warrants (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	September 30, 2024		December 31, 2023
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,871,868	16,031	1,909,190	16,320
Issued Upon Exercise of Warrants	3,820	38	2,610	26
Issued Under Stock Option Plans	5,017	67	3,679	58
Purchase of Common Shares Under NCIB	(51,235)	(439)	(43,611)	(373)
Outstanding, End of Period	1,829,470	15,697	1,871,868	16,031
As at September 30, 2024, there were 48.7 million (December 31, 2023 – 45.5 million) common shares available for future issuance under the stock option plan.
D) Issued and Outstanding – Preferred Shares
For the nine months ended September 30, 2024, there were no preferred shares issued. As at September 30, 2024, there were 36 million preferred shares outstanding (December 31, 2023 – 36 million), with a carrying value of $519 million (December 31, 2023 – $519 million).

As at September 30, 2024	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	5.94	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1) The floating-rate dividend was 6.77 percent from December 31, 2023, to March 30, 2024, 6.71 percent for the period from March 31, 2024, to June 29, 2024, and 6.60 percent from June 30, 2024 to September 29, 2024.
) Issued and Outstanding – Warrants

	September 30, 2024		December 31, 2023
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	7,625	25	55,720	184
Exercised	(3,820)	(13)	(2,610)	(8)
Purchased and Cancelled	—	—	(45,485)	(151)
Outstanding, End of Period	3,805	12	7,625	25